Depreciation and Amortisation Expense (Tables)	6 Months Ended
Dec. 31, 2025
Depreciation and Amortisation Expense [Abstract]
Schedule of Depreciation and Amortisation Expense
	Consolidated
	31 December 2025	31 December 2024
	$	$
Amortisation expenses	618,803	604,794
Depreciation on machinery	2,184	1,703
	620,987	606,497